INCOME TAX - Deferred tax assets and liabilities, net (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Deferred tax assets:
Allowance for credit losses	¥ 742,481	$ 107,632	¥ 1,781,573
Impairment for inventory	51,745	7,501	59,913
Net operating loss carryforwards	17,979,524	2,606,369	16,511,047
Subtotal	18,773,750	2,721,502	18,352,533
Less: Valuation allowance	(17,653,971)	(2,559,176)	(17,193,874)
Total deferred tax assets, net	1,119,779	162,326	1,158,659
Deferred tax liabilities:
Accelerated amortization of intangible assets	(132,891)	(19,264)	(119,271)
Gain on the previously held equity method investment	(146,888)	(21,293)	(146,888)
Recognition of customer relationship arising from business combinations	(840,000)	(121,769)	(892,500)
Total deferred tax liabilities	(1,119,779)	(162,326)	(1,158,659)
Deferred tax liabilities, net	¥ 0	$ 0	¥ 0